DUE TO RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2020
Due to related party [Abstract]
Disclosure of detailed information about related party transactions [Table Text Block]
	2020	2019
	US$’000	US$’000

Due to joint ventures - non-trade (Note 5)	-	4,796